Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 03, 2014	Aug. 31, 2016	Apr. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net cash (used in) provided by operating activities				$ (365,706)	$ (255,307)	$ (309,637)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment				(5,243)	(24,740)	(10,580)
Capital expenditures				(11,642)	(26,982)	(30,500)
Proceeds from sale of capital assets				3,123	480	964
Investment in subsidiary					0	0
Acquisition of intangible assets				(1,385)	(1,363)	(9,649)
Proceeds from insurance claims				0	2,984	0
Net cash used in acquisitions				0	0	(18,500)
Investment in marketable securities						(60,000)
Proceeds from marketable securities						60,069
Proceeds from note receivable				0	0	22,699
Change in restricted cash				0	14,214	14,375
Investment in convertible note				0	0	(3,000)
Other assets					(208)	(2,162)
Net cash used in investing activities				(15,147)	(35,615)	(36,284)
Cash flows from financing activities:
Proceeds from notes payable				604,000	296,250	102,000
Repayments of notes payable				(235,535)	0	0
Borrowings from revolving line of credit				57,000	271,000	20,000
Repayment of revolving line of credit				(77,000)	(271,000)	0
Proceeds from capital contribution		$ 30,600	$ 69,800	100,407		32,300
Intercompany receivable					0	0
Intercompany payable					0	0
Proceeds from contract sales				0	0	2,261
Acquisition of contracts				0	0	(2,277)
Repayments of capital lease obligations				(8,315)	(6,414)	(6,300)
Financing costs				(9,036)	0	0
Deferred financing costs				(9,241)	(5,436)	(2,927)
Payment of dividends	$ (50,000)			0	0	(50,000)
Net cash provided by financing activities				422,280	284,400	95,057
Effect of exchange rate changes on cash				(466)	(1,726)	(234)
Net increase (decrease) in cash and cash equivalents				40,961	(8,248)	(251,098)
Cash and cash equivalents:
Beginning of period				2,559	10,807	261,905
End of period				43,520	2,559	10,807
Eliminations
Cash flows from operating activities:
Net cash (used in) provided by operating activities					0	(50,000)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment					0	0
Capital expenditures					0	0
Proceeds from sale of capital assets					0	0
Investment in subsidiary				508,621	296,895	372,324
Acquisition of intangible assets					0	0
Proceeds from insurance claims					0
Net cash used in acquisitions						0
Investment in marketable securities						0
Proceeds from marketable securities						0
Proceeds from note receivable						0
Change in restricted cash					0	0
Investment in convertible note					0	0
Other assets					0	0
Net cash used in investing activities				508,621	296,895	372,324
Cash flows from financing activities:
Proceeds from notes payable					0	0
Repayments of notes payable				0
Borrowings from revolving line of credit					0	0
Repayment of revolving line of credit					0
Proceeds from capital contribution				(100,407)		(32,300)
Intercompany receivable				(12,906)	(11,601)	(10,658)
Intercompany payable				(395,308)	(285,294)	(329,366)
Proceeds from contract sales						0
Acquisition of contracts						0
Repayments of capital lease obligations					0	0
Financing costs				0
Deferred financing costs					0	0
Payment of dividends						50,000
Net cash provided by financing activities				(508,621)	(296,895)	(322,324)
Effect of exchange rate changes on cash					0	0
Net increase (decrease) in cash and cash equivalents					0	0
Cash and cash equivalents:
Beginning of period				0	0	0
End of period				0	0	0
Parent | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities					0	50,000
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment					0	0
Capital expenditures					0	0
Proceeds from sale of capital assets					0	0
Investment in subsidiary				(100,407)	0	(32,300)
Acquisition of intangible assets					0	0
Proceeds from insurance claims					0
Net cash used in acquisitions						0
Investment in marketable securities						0
Proceeds from marketable securities						0
Proceeds from note receivable						0
Change in restricted cash					0	0
Investment in convertible note					0	0
Other assets					0	0
Net cash used in investing activities				(100,407)	0	(32,300)
Cash flows from financing activities:
Proceeds from notes payable					0	0
Repayments of notes payable				0
Borrowings from revolving line of credit					0	0
Repayment of revolving line of credit					0
Proceeds from capital contribution				100,407		32,300
Intercompany receivable					0	0
Intercompany payable					0	0
Proceeds from contract sales						0
Acquisition of contracts						0
Repayments of capital lease obligations					0	0
Financing costs				0
Deferred financing costs					0	0
Payment of dividends						(50,000)
Net cash provided by financing activities				100,407	0	(17,700)
Effect of exchange rate changes on cash					0	0
Net increase (decrease) in cash and cash equivalents				0	0	0
Cash and cash equivalents:
Beginning of period				0	0	0
End of period				0	0	0
APX Group, Inc.
Cash flows from financing activities:
Payment of dividends	$ (50,000)
APX Group, Inc. | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities				0	(1,052)	(894)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment					0	0
Capital expenditures					0	0
Proceeds from sale of capital assets					0	0
Investment in subsidiary				(408,214)	(296,895)	(340,024)
Acquisition of intangible assets					0	0
Proceeds from insurance claims					0
Net cash used in acquisitions						0
Investment in marketable securities						(60,000)
Proceeds from marketable securities						60,069
Proceeds from note receivable						0
Change in restricted cash					0	0
Investment in convertible note					0	0
Other assets					0	0
Net cash used in investing activities				(408,214)	(296,895)	(339,955)
Cash flows from financing activities:
Proceeds from notes payable				604,000	296,250	102,000
Repayments of notes payable				(235,535)
Borrowings from revolving line of credit				57,000	271,000	20,000
Repayment of revolving line of credit				(77,000)	(271,000)
Proceeds from capital contribution				100,407		32,300
Intercompany receivable						0
Intercompany payable					0	0
Proceeds from contract sales						0
Acquisition of contracts						0
Repayments of capital lease obligations					0	0
Financing costs				(9,036)
Deferred financing costs				(9,241)	(5,436)	(2,927)
Payment of dividends						(50,000)
Net cash provided by financing activities				430,595	290,814	101,373
Effect of exchange rate changes on cash					0	0
Net increase (decrease) in cash and cash equivalents				22,381	(7,133)	(239,476)
Cash and cash equivalents:
Beginning of period				2,299	9,432	248,908
End of period				24,680	2,299	9,432
Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities				(380,508)	(267,327)	(318,734)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment				(5,243)	(23,641)	(10,580)
Capital expenditures				(11,642)	(26,941)	(30,315)
Proceeds from sale of capital assets				3,080	480	964
Investment in subsidiary					0	0
Acquisition of intangible assets				(1,385)	(1,363)	(9,649)
Proceeds from insurance claims					2,984
Net cash used in acquisitions						(18,500)
Investment in marketable securities						0
Proceeds from marketable securities						0
Proceeds from note receivable						22,699
Change in restricted cash					14,214	14,375
Investment in convertible note					0	(3,000)
Other assets					(208)	(2,153)
Net cash used in investing activities				(15,190)	(34,475)	(36,159)
Cash flows from financing activities:
Proceeds from notes payable					0	0
Repayments of notes payable				0
Borrowings from revolving line of credit					0	0
Repayment of revolving line of credit					0
Proceeds from capital contribution				0		0
Payment of intercompany settlement				3,000
Intercompany receivable				12,906	11,601	10,658
Intercompany payable				408,214	296,895	340,024
Proceeds from contract sales						2,261
Acquisition of contracts						(2,277)
Repayments of capital lease obligations				(8,295)	(6,402)	(6,297)
Financing costs				0
Deferred financing costs					0	0
Payment of dividends						0
Net cash provided by financing activities				415,825	302,094	344,369
Effect of exchange rate changes on cash					0	0
Net increase (decrease) in cash and cash equivalents				20,127	292	(10,524)
Cash and cash equivalents:
Beginning of period				(1,941)	(2,233)	8,291
End of period				18,186	(1,941)	(2,233)
Non-Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash (used in) provided by operating activities				14,802	13,072	9,991
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment				0	(1,099)	0
Capital expenditures				0	(41)	(185)
Proceeds from sale of capital assets				43	0	0
Investment in subsidiary					0	0
Acquisition of intangible assets					0	0
Proceeds from insurance claims					0
Net cash used in acquisitions						0
Investment in marketable securities						0
Proceeds from marketable securities						0
Proceeds from note receivable						0
Change in restricted cash					0	0
Investment in convertible note					0	0
Other assets					0	(9)
Net cash used in investing activities				43	(1,140)	(194)
Cash flows from financing activities:
Proceeds from notes payable					0	0
Repayments of notes payable				0
Borrowings from revolving line of credit					0	0
Repayment of revolving line of credit					0
Proceeds from capital contribution				0		0
Payment of intercompany settlement				(3,000)
Intercompany receivable					0	0
Intercompany payable				(12,906)	(11,601)	(10,658)
Proceeds from contract sales						0
Acquisition of contracts						0
Repayments of capital lease obligations				(20)	(12)	(3)
Financing costs				0
Deferred financing costs					0	0
Payment of dividends						0
Net cash provided by financing activities				(15,926)	(11,613)	(10,661)
Effect of exchange rate changes on cash				(466)	(1,726)	(234)
Net increase (decrease) in cash and cash equivalents				(1,547)	(1,407)	(1,098)
Cash and cash equivalents:
Beginning of period				2,201	3,608	4,706
End of period				$ 654	$ 2,201	$ 3,608